STOCK BASED COMPENSATION (Exercise price range) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, number (shares)	333	355,000
Stock options outstanding, weighted average remaining contractual term (in years)	4 years 9 months 24 days	5 years 6 months 22 days
Stock options outstanding, weighted average exercise price (usd per share)	$ 3.17	$ 3.21
Options exercisable, vested and exercisable (shares)	298	320,000
Options exercisable, weighted average exercise price (usd per share)	$ 3.08	$ 3.14
$1.31 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, number (shares)	268	290,000
Stock options outstanding, weighted average remaining contractual term (in years)	4 years 4 months 24 days	5 years 3 months 15 days
Stock options outstanding, weighted average exercise price (usd per share)	$ 2.93	$ 3.01
Options exercisable, vested and exercisable (shares)	233	255,000
Options exercisable, weighted average exercise price (usd per share)	$ 2.79	$ 2.89
Exercise price, maximum (usd per share)	3.99	3.99
Exercise price, minimum (usd per share)	$ 1.31	$ 1.31
$4.00 - $4.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, number (shares)	65	65,000
Stock options outstanding, weighted average remaining contractual term (in years)	6 years 5 months 1 day	6 years 8 months 23 days
Stock options outstanding, weighted average exercise price (usd per share)	$ 4.12	$ 4.12
Options exercisable, vested and exercisable (shares)	65	65,000
Options exercisable, weighted average exercise price (usd per share)	$ 4.12	$ 4.12
Exercise price, maximum (usd per share)	4.30	4.30
Exercise price, minimum (usd per share)	$ 4.00	$ 4